MFS(R) Variable Insurance Trust

                            MFS(R) High Income Series

                         MFS(R) Strategic Income Series

                      Supplement to the Current Prospectus

Effective immediately, the applicable Portfolio Managers sections of the Prospectus are hereby restated as follows:

Portfolio Managers

Information regarding the portfolio managers of the fund is set forth below. Further information regarding the fund's portfolio managers, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. The portfolio managers are primarily responsible for the day-to-day management of the fund.


MFS High Income Series

     Portfolio Manager              Primary Role            Since                Title and Five Year History
     -----------------              ------------            -----                ---------------------------
     John Addeo                  Portfolio Manager          2004                Vice President of MFS; employed in the
                                                                                investment management area of MFS since 1998.

     David P. Cole               Portfolio Manager         October              Vice President of MFS; employed in the
                                                            2006                investment management area of MFS since 2004.
                                                                                High Yield Analyst at Franklin Templeton
                                                                                Investments from 1999 to 2004.

MFS Strategic Income Series

     Portfolio Manager              Primary Role            Since                Title and Five Year History
     -----------------              ------------            -----                ---------------------------
     James J. Calmas             Lead Portfolio Manager     2005                Senior Vice President of MFS; employed in the
                                                                                investment management area of MFS since 1988.

     John  Addeo                 High Yield Corporate Debt  October             Vice  President of MFS; employed in the
                                 Securities Portfolio        2006               investment management area of MFS
                                       Manager                                  since 1998.

     Robert D. Persons           Investment Grade            2005               Vice President of MFS; employed in the
                             Corporate Debt Securities                          investment management area of MFS since 2000.
                                 Portfolio Manager

     Matthew W. Ryan            Emerging Markets Debt        2005               Senior Vice President of MFS; employed in the
                                Securities Portfolio                            investment management area of MFS since 1997.
                                      Manager

     Erik S. Weisman          International Government       2005               Vice President of MFS; employed in the
                                Securities Portfolio                            investment management area of MFS since 2002;
                                      Manager                                   Assistant to the U.S. Executive Director for the
                                                                                International Monetary Fund prior to 2002.

                The date of this Supplement is October 9, 2006.